Long-term debt	12 Months Ended
Mar. 28, 2020
Debt Disclosure [Abstract]
Long-term debt
7.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 28, 2020	March 30, 2019
	(In thousands)
Term loan from Crystal Financial LLC, bearing interest at an annual rate of CDOR plus 8.25%, repayable at maturity in October 2022, secured by the assets of the Company (net of deferred financing costs of $272,000 and $378,000, respectively). Refer to note 6 for additional information	12,228	12,122
USD $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 15(c))	2,109	2,005
USD $2.5 million loan owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 15(c))	1,757	1,670
$5 million term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 7.0% and secured by the assets of the Company, repaid o n June 5, 2019. .	—	578
$2 million term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 10% and secured by the assets of the Company, repaid on June 5, 2019	—	253
Obligations under finance leases, at annual interest rates between 2.2% and 3.3%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to June 2025 .	187	476

	16,281	17,104
Current portion of long-term debt	64	993

	$16,217	$16,111

(b)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2021	$76
2022	71
2023	55
2024	20
2025	4

226

Less imputed interest	39

$187

(c)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2021	$64
2022	1,814
2023	12,546
2024	17
2025	3
Thereafter	2,109

$16,553

(d)	As of March 28, 2020 and March 30, 2019, the Company had $0.9 million, and $1.0 million of outstanding letters of credit which were provided to certain lenders, respectively.